GENERAL (Schedule of results of the discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Net income (loss) from discontinued operation	$ 0	$ (198)	$ 8,607
Discontinued Operations [Member] | Integrated Solutions Division Member
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	0	17,177
Cost of revenues	0	0	14,906
Gross profit	0	0	2,271
Operating expenses:
Research and development, net	0	0	828
Selling and marketing	0	0	2,223
General and administrative	0	0	3,814
Total operating expenses	0	0	6,865
Operating loss	0	0	(4,594)
Financial expenses, net	0	0	(76)
Loss before income taxes	0	0	(4,670)
Taxes on income	0		1,611
Loss after income taxes	0	0	(6,281)
Capital gain (loss) from discontinued operation	0	(198)	14,888
Net income (loss) from discontinued operation	$ 0	$ (198)	$ 8,607